EXHIBIT 99.10

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2018-3
Deal Loan Count:	42

Loan Level Tape Compare Upload

Loans in Report	42

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
707238	xxxxxx	Property Type	Detached PUD	SFR
707237	xxxxxx	Property Type	Detached PUD	SFR
707236	xxxxxx	Documentation Type	Full Doc	Alt Doc / Bank Statements
707236	xxxxxx	Property Type	Detached PUD	SFR
707240	xxxxxx	Next Rate Change Date	xxxxxx	xxxxxx
707243	xxxxxx	Property Type	Detached PUD	SFR
1709002988	xxxxxx	Property Type	SFR	Attached PUD
1709002737	xxxxxx	Property Type	Attached PUD	Detached PUD
1805003546	xxxxxx	Property Type	SFR-Attached	Low Rise Condo (1-4)
1805003606	xxxxxx	Documentation Type	Full Doc	Asset Depletion
1805003605	xxxxxx	Property Type	Attached PUD	Detached PUD
1712003189	xxxxxx	Original Appraised Value	xxxxxx	xxxxxx

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